Summary of Selected Royalties Own by the Company (Details)	12 Months Ended
Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Property description	Key Developing
Borden Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Borden Mine
Jurisdiction	Ontario, Canada
Royalty Percentage Own Description	0.5% NSR
Canadian Malartic Property (open pit) [Member]
IfrsStatementLineItems [Line Items]
Property description	Canadian Malartic Property (open pit)
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	3.0% NSR
Jerritt Canyon Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Jerritt Canyon Mine
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	0.5% NSR
Jerritt Canyon Mine (Per Ton Royalty) [Member]
IfrsStatementLineItems [Line Items]
Property description	Jerritt Canyon Mine (Per Ton Royalty)
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	$0.15 – $0.40 Per Ton Royalty
Marigold Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Marigold Mine
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	0.75% NSR
Granite Creek [Member]
IfrsStatementLineItems [Line Items]
Property description	Granite Creek
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	10% NPI
Isabella Pearl Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Isabella Pearl Mine
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	0.375% Gross Revenue Royalty
Beaufor Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Beaufor Mine
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	1.0% NSR
Beaufor-Beacon Mill (Per Tonne Royalty ("PTR")) [Member]
IfrsStatementLineItems [Line Items]
Property description	Beaufor-Beacon Mill (Per Tonne Royalty (“PTR”))
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	C$1.25 – C$3.75 PTR
Cheechoo Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Cheechoo Project
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	2.5% to 4.0% NSR
Cote Gold Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Côté Gold Project
Jurisdiction	Ontario, Canada
Royalty Percentage Own Description	0.75% NSR
Croinor Gold Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Croinor Gold Project
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	2.75% NSR
Fenelon Gold Property [Member]
IfrsStatementLineItems [Line Items]
Property description	Fenelon Gold Property
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	2.0% NSR
Gold Rock Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Gold Rock Project
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	0.5% NSR
Hog Ranch Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Hog Ranch Project
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	2.25% NSR
La Mina Project [Member]
IfrsStatementLineItems [Line Items]
Property description	La Mina Project
Jurisdiction	Colombia
Royalty Percentage Own Description	2.0% NSR
Lincoln Hill Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Lincoln Hill Project
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	2.0% NSR
McKenzie Break [Member]
IfrsStatementLineItems [Line Items]
Property description	McKenzie Break
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	2.75% NSR
Canadian Malartic - Odyssey Project (1) (underground) [Member]
IfrsStatementLineItems [Line Items]
Property description	Canadian Malartic - Odyssey Project (1) (underground)
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	3.0% NSR
Railroad-Pinion Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Railroad-Pinion Project
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	0.44% NSR
REN - Carline Mines [Member]
IfrsStatementLineItems [Line Items]
Property description	REN - Carline Mines
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	1.5% NSR
REN - Carline Mines (NPI)
IfrsStatementLineItems [Line Items]
Property description	REN - Carline Mines (NPI)
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	3.5% NPI
Rodeo Creek [Member]
IfrsStatementLineItems [Line Items]
Property description	Rodeo Creek
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	2.0% NSR
Sao Jorge Project [member]
IfrsStatementLineItems [Line Items]
Property description	São Jorge Project
Jurisdiction	Brazil
Royalty Percentage Own Description	1.0% NSR
Swanson [Member]
IfrsStatementLineItems [Line Items]
Property description	Swanson
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	2.75% NSR
Tonopah West [Member]
IfrsStatementLineItems [Line Items]
Property description	Tonopah West
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	3.0% NSR
Whistler Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Whistler Project
Jurisdiction	Alaska, USA
Royalty Percentage Own Description	1.0% NSR